Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 6,363,085	$ 6,920,852
Less: allowance for expected credit losses	(1,013,079)	(485,442)	$ (616,640)	$ (125,643)
Accounts receivable, net	5,350,006	6,435,410
Less: current portion	5,350,006	5,407,989
Non-current accounts receivable, net		$ 1,027,421